Research Collaboration Agreement and License Agreement (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Research Collaboration Agreement and License Agreement (Textual)
Research and development expenses	$ 1,018	$ 1,597	$ 4,292	$ 5,645	$ 7,349	$ 6,042	$ 9,028
Harvard License Agreement and Collaboration Agreement [Member]
Research Collaboration Agreement and License Agreement (Textual)
Total payment obligation			7,200		6,500
Research and development expenses	$ 252		$ 1,364		$ 900
Research collaboration agreement expire date			May 16, 2022		May 16, 2021